TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—3.7%
2,009,109	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-1/26/21; cost $21,231,777)	$21,718,472
		TOTAL DIRECT REAL ESTATE	21,718,472

FIXED INCOME—39.7%
11,317,516		TIAA-CREF Core Bond Fund	122,002,819
7,021,463		TIAA-CREF Core Plus Bond Fund	76,814,801
1,249,735		TIAA-CREF Emerging Markets Debt Fund	12,584,830
1,290,692		TIAA-CREF High-Yield Fund	12,326,104
1,233,732		TIAA-CREF International Bond Fund	12,300,304
		TOTAL FIXED INCOME	236,028,858

INFLATION-PROTECTED ASSETS—10.0%
4,831,445		TIAA-CREF Inflation-Linked Bond Fund	59,281,826
		TOTAL INFLATION-PROTECTED ASSETS	59,281,826

INTERNATIONAL EQUITY—10.8%
244,728		Nuveen International Growth Fund	13,959,303
624,262		TIAA-CREF Emerging Markets Equity Fund	8,852,038
1,414,376		TIAA-CREF International Equity Fund	19,108,219
763,282		TIAA-CREF International Opportunities Fund	13,945,164
776,389		TIAA-CREF Quant International Small-Cap Equity Fund	8,773,197
		TOTAL INTERNATIONAL EQUITY	64,637,921

SHORT-TERM FIXED INCOME—10.0%
5,638,924		TIAA-CREF Short-Term Bond Fund	59,208,703
		TOTAL SHORT-TERM FIXED INCOME	59,208,703

U.S. EQUITY—25.7%
1,647,938		Nuveen Dividend Value Fund	23,499,591
452,400		Nuveen Santa Barbara Dividend Growth Fund	21,339,706
1,267,099		TIAA-CREF Growth & Income Fund	21,439,321
1,023,578		TIAA-CREF Large-Cap Growth Fund	23,798,185
486,080		TIAA-CREF Large-Cap Growth Index Fund	23,813,068
1,198,605		TIAA-CREF Large-Cap Value Fund	23,564,577
338,895		TIAA-CREF Quant Small-Cap Equity Fund	7,184,573
511,920		TIAA-CREF Quant Small/Mid-Cap Equity Fund	8,083,219
		TOTAL U.S. EQUITY	152,722,240

		TOTAL AFFILIATED INVESTMENT COMPANIES	593,598,020
		(Cost $523,611,866)

		TOTAL INVESTMENTS—99.9%	593,598,020
		(Cost $523,611,866)
		OTHER ASSETS & LIABILITIES, NET—0.1%	736,204
		NET ASSETS—100.0%	$594,334,224

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $21,718,472 or 3.7% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.4%
4,058,121	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16-1/26/21; cost $42,416,374)	$43,868,287
		TOTAL DIRECT REAL ESTATE	43,868,287

FIXED INCOME—39.7%
24,247,567		TIAA-CREF Core Bond Fund	261,388,768
15,048,330		TIAA-CREF Core Plus Bond Fund	164,628,728
2,683,325		TIAA-CREF Emerging Markets Debt Fund	27,021,082
2,762,446		TIAA-CREF High-Yield Fund	26,381,362
2,642,504		TIAA-CREF International Bond Fund	26,345,761
		TOTAL FIXED INCOME	505,765,701

INFLATION-PROTECTED ASSETS—10.0%
10,358,166		TIAA-CREF Inflation-Linked Bond Fund	127,094,703
		TOTAL INFLATION-PROTECTED ASSETS	127,094,703

INTERNATIONAL EQUITY—10.7%
516,804		Nuveen International Growth Fund	29,478,479
1,323,188		TIAA-CREF Emerging Markets Equity Fund	18,762,812
2,994,498		TIAA-CREF International Equity Fund	40,455,673
1,615,426		TIAA-CREF International Opportunities Fund	29,513,829
1,648,047		TIAA-CREF Quant International Small-Cap Equity Fund	18,622,930
		TOTAL INTERNATIONAL EQUITY	136,833,723

SHORT-TERM FIXED INCOME—10.6%
12,855,736		TIAA-CREF Short-Term Bond Fund	134,985,228
		TOTAL SHORT-TERM FIXED INCOME	134,985,228

U.S. EQUITY—25.4%
3,497,856		Nuveen Dividend Value Fund	49,879,433
957,796		Nuveen Santa Barbara Dividend Growth Fund	45,179,223
2,687,793		TIAA-CREF Growth & Income Fund	45,477,466
2,166,557		TIAA-CREF Large-Cap Growth Fund	50,372,447
1,030,225		TIAA-CREF Large-Cap Growth Index Fund	50,470,742
2,537,745		TIAA-CREF Large-Cap Value Fund	49,892,072
717,664		TIAA-CREF Quant Small-Cap Equity Fund	15,214,466
1,085,785		TIAA-CREF Quant Small/Mid-Cap Equity Fund	17,144,544
		TOTAL U.S. EQUITY	323,630,393

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,272,178,035
		(Cost $1,094,447,450)

		TOTAL INVESTMENTS—99.8%	1,272,178,035
		(Cost $1,094,447,450)
		OTHER ASSETS & LIABILITIES, NET—0.2%	2,479,501
		NET ASSETS—100.0%	$1,274,657,536

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $43,868,287 or 3.4% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.7%
6,184,259	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/26/21; cost $65,191,374)	$66,851,839
		TOTAL DIRECT REAL ESTATE	66,851,839

FIXED INCOME—38.8%
33,983,773		TIAA-CREF Core Bond Fund	366,345,070
21,106,535		TIAA-CREF Core Plus Bond Fund	230,905,492
3,772,324		TIAA-CREF Emerging Markets Debt Fund	37,987,302
3,880,857		TIAA-CREF High-Yield Fund	37,062,185
3,706,001		TIAA-CREF International Bond Fund	36,948,826
		TOTAL FIXED INCOME	709,248,875

INFLATION-PROTECTED ASSETS—8.2%
12,248,949		TIAA-CREF Inflation-Linked Bond Fund	150,294,600
		TOTAL INFLATION-PROTECTED ASSETS	150,294,600

INTERNATIONAL EQUITY—12.1%
838,923		Nuveen International Growth Fund	47,852,196
2,148,879		TIAA-CREF Emerging Markets Equity Fund	30,471,097
4,860,497		TIAA-CREF International Equity Fund	65,665,315
2,618,239		TIAA-CREF International Opportunities Fund	47,835,219
2,675,504		TIAA-CREF Quant International Small-Cap Equity Fund	30,233,199
		TOTAL INTERNATIONAL EQUITY	222,057,026

SHORT-TERM FIXED INCOME—8.2%
14,298,985		TIAA-CREF Short-Term Bond Fund	150,139,346
		TOTAL SHORT-TERM FIXED INCOME	150,139,346

U.S. EQUITY—28.8%
5,675,583		Nuveen Dividend Value Fund	80,933,809
1,555,871		Nuveen Santa Barbara Dividend Growth Fund	73,390,432
4,362,091		TIAA-CREF Growth & Income Fund	73,806,577
3,518,325		TIAA-CREF Large-Cap Growth Fund	81,801,047
1,671,570		TIAA-CREF Large-Cap Growth Index Fund	81,890,223
4,128,268		TIAA-CREF Large-Cap Value Fund	81,161,741
1,166,044		TIAA-CREF Quant Small-Cap Equity Fund	24,720,139
1,763,447		TIAA-CREF Quant Small/Mid-Cap Equity Fund	27,844,826
		TOTAL U.S. EQUITY	525,548,794

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,824,140,480
		(Cost $1,641,531,399)

		TOTAL INVESTMENTS—99.8%	1,824,140,480
		(Cost $1,641,531,399)
		OTHER ASSETS & LIABILITIES, NET—0.2%	3,850,665
		NET ASSETS—100.0%	$1,827,991,145

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $66,851,839 or 3.7% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—3.7%
13,299,607	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/26/21; cost $140,538,034)	$143,768,749
		TOTAL DIRECT REAL ESTATE	143,768,749

FIXED INCOME—37.7%
71,088,931		TIAA-CREF Core Bond Fund	766,338,672
44,147,593		TIAA-CREF Core Plus Bond Fund	482,974,666
7,917,773		TIAA-CREF Emerging Markets Debt Fund	79,731,977
8,128,672		TIAA-CREF High-Yield Fund	77,628,820
7,752,406		TIAA-CREF International Bond Fund	77,291,493
		TOTAL FIXED INCOME	1,483,965,628

INFLATION-PROTECTED ASSETS—6.2%
19,936,105		TIAA-CREF Inflation-Linked Bond Fund	244,616,009
		TOTAL INFLATION-PROTECTED ASSETS	244,616,009

INTERNATIONAL EQUITY—13.6%
2,021,663		Nuveen International Growth Fund	115,315,658
5,177,462		TIAA-CREF Emerging Markets Equity Fund	73,416,407
11,712,198		TIAA-CREF International Equity Fund	158,231,792
6,310,202		TIAA-CREF International Opportunities Fund	115,287,384
6,446,667		TIAA-CREF Quant International Small-Cap Equity Fund	72,847,334
		TOTAL INTERNATIONAL EQUITY	535,098,575

SHORT-TERM FIXED INCOME—6.2%
23,264,205		TIAA-CREF Short-Term Bond Fund	244,274,155
		TOTAL SHORT-TERM FIXED INCOME	244,274,155

U.S. EQUITY—32.2%
13,688,843		Nuveen Dividend Value Fund	195,202,902
3,749,043		Nuveen Santa Barbara Dividend Growth Fund	176,842,374
10,513,133		TIAA-CREF Growth & Income Fund	177,882,208
8,474,639		TIAA-CREF Large-Cap Growth Fund	197,035,363
4,029,895		TIAA-CREF Large-Cap Growth Index Fund	197,424,568
9,936,465		TIAA-CREF Large-Cap Value Fund	195,350,909
2,809,339		TIAA-CREF Quant Small-Cap Equity Fund	59,557,987
4,249,738		TIAA-CREF Quant Small/Mid-Cap Equity Fund	67,103,370
		TOTAL U.S. EQUITY	1,266,399,681

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,918,122,797
		(Cost $3,487,891,088)

		TOTAL INVESTMENTS—99.6%	3,918,122,797
		(Cost $3,487,891,088)
		OTHER ASSETS & LIABILITIES, NET—0.4%	16,292,529
		NET ASSETS—100.0%	$3,934,415,326

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $143,768,749 or 3.7% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—3.7%
17,867,814	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-1/26/21; cost $189,843,318)	$193,151,074
		TOTAL DIRECT REAL ESTATE	193,151,074

FIXED INCOME—33.5%
84,445,230		TIAA-CREF Core Bond Fund	910,319,582
52,582,664		TIAA-CREF Core Plus Bond Fund	575,254,346
9,576,357		TIAA-CREF Emerging Markets Debt Fund	96,433,912
9,755,369		TIAA-CREF High-Yield Fund	93,163,778
9,230,606		TIAA-CREF International Bond Fund	92,029,137
		TOTAL FIXED INCOME	1,767,200,755

INFLATION-PROTECTED ASSETS—4.2%
18,170,990		TIAA-CREF Inflation-Linked Bond Fund	222,958,044
		TOTAL INFLATION-PROTECTED ASSETS	222,958,044

INTERNATIONAL EQUITY—16.0%
3,195,823		Nuveen International Growth Fund	182,289,724
8,188,393		TIAA-CREF Emerging Markets Equity Fund	116,111,407
18,544,523		TIAA-CREF International Equity Fund	250,536,505
9,970,866		TIAA-CREF International Opportunities Fund	182,167,715
10,188,659		TIAA-CREF Quant International Small-Cap Equity Fund	115,131,850
		TOTAL INTERNATIONAL EQUITY	846,237,201

SHORT-TERM FIXED INCOME—4.2%
21,210,492		TIAA-CREF Short-Term Bond Fund	222,710,166
		TOTAL SHORT-TERM FIXED INCOME	222,710,166

U.S. EQUITY—38.0%
21,669,744		Nuveen Dividend Value Fund	309,010,548
5,919,215		Nuveen Santa Barbara Dividend Growth Fund	279,209,375
16,604,569		TIAA-CREF Growth & Income Fund	280,949,305
13,434,968		TIAA-CREF Large-Cap Growth Fund	312,363,014
6,362,402		TIAA-CREF Large-Cap Growth Index Fund	311,694,068
15,704,545		TIAA-CREF Large-Cap Value Fund	308,751,353
4,446,257		TIAA-CREF Quant Small-Cap Equity Fund	94,260,641
6,727,497		TIAA-CREF Quant Small/Mid-Cap Equity Fund	106,227,179
		TOTAL U.S. EQUITY	2,002,465,483

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,254,722,723
		(Cost $4,619,092,880)

		TOTAL INVESTMENTS—99.6%	5,254,722,723
		(Cost $4,619,092,880)
		OTHER ASSETS & LIABILITIES, NET—0.4%	21,237,274
		NET ASSETS—100.0%	$5,275,959,997

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $193,151,074 or 3.7% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—3.7%
18,895,039	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $201,481,556)	$204,255,376
		TOTAL DIRECT REAL ESTATE	204,255,376

FIXED INCOME—28.9%
76,267,044		TIAA-CREF Core Bond Fund	822,158,736
47,634,044		TIAA-CREF Core Plus Bond Fund	521,116,439
8,868,972		TIAA-CREF Emerging Markets Debt Fund	89,310,546
8,937,158		TIAA-CREF High-Yield Fund	85,349,854
8,360,737		TIAA-CREF International Bond Fund	83,356,549
		TOTAL FIXED INCOME	1,601,292,124

INFLATION-PROTECTED ASSETS—2.2%
10,138,727		TIAA-CREF Inflation-Linked Bond Fund	124,402,178
		TOTAL INFLATION-PROTECTED ASSETS	124,402,178

INTERNATIONAL EQUITY—18.6%
3,914,154		Nuveen International Growth Fund	223,263,352
10,027,753		TIAA-CREF Emerging Markets Equity Fund	142,193,533
22,694,991		TIAA-CREF International Equity Fund	306,609,331
12,231,744		TIAA-CREF International Opportunities Fund	223,473,970
12,437,203		TIAA-CREF Quant International Small-Cap Equity Fund	140,540,392
		TOTAL INTERNATIONAL EQUITY	1,036,080,578

SHORT-TERM FIXED INCOME—2.2%
11,843,662		TIAA-CREF Short-Term Bond Fund	124,358,448
		TOTAL SHORT-TERM FIXED INCOME	124,358,448

U.S. EQUITY—44.0%
26,530,431		Nuveen Dividend Value Fund	378,323,951
7,247,958		Nuveen Santa Barbara Dividend Growth Fund	341,886,194
20,312,533		TIAA-CREF Growth & Income Fund	343,688,059
16,463,883		TIAA-CREF Large-Cap Growth Fund	382,785,286
7,776,327		TIAA-CREF Large-Cap Growth Index Fund	380,962,236
19,217,976		TIAA-CREF Large-Cap Value Fund	377,825,402
5,439,896		TIAA-CREF Quant Small-Cap Equity Fund	115,325,804
8,227,402		TIAA-CREF Quant Small/Mid-Cap Equity Fund	129,910,682
		TOTAL U.S. EQUITY	2,450,707,614

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,541,096,318
		(Cost $4,804,905,987)

		TOTAL INVESTMENTS—99.6%	5,541,096,318
		(Cost $4,804,905,987)
		OTHER ASSETS & LIABILITIES, NET—0.4%	24,661,593
		NET ASSETS—100.0%	$5,565,757,911

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $204,255,376 or 3.7% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.5%[a]

DIRECT REAL ESTATE—3.7%
19,356,455	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $206,429,165)	$209,243,281
		TOTAL DIRECT REAL ESTATE	209,243,281

FIXED INCOME—24.1%
64,886,790		TIAA-CREF Core Bond Fund	699,479,594
40,706,117		TIAA-CREF Core Plus Bond Fund	445,324,924
7,813,019		TIAA-CREF Emerging Markets Debt Fund	78,677,098
7,735,942		TIAA-CREF High-Yield Fund	73,878,244
7,147,054		TIAA-CREF International Bond Fund	71,256,129
		TOTAL FIXED INCOME	1,368,615,989

INFLATION-PROTECTED ASSETS—0.2%
1,155,333		TIAA-CREF Inflation-Linked Bond Fund	14,175,934
		TOTAL INFLATION-PROTECTED ASSETS	14,175,934

INTERNATIONAL EQUITY—21.1%
4,543,283		Nuveen International Growth Fund	259,148,857
11,660,448		TIAA-CREF Emerging Markets Equity Fund	165,345,155
26,407,277		TIAA-CREF International Equity Fund	356,762,307
14,206,714		TIAA-CREF International Opportunities Fund	259,556,662
14,482,452		TIAA-CREF Quant International Small-Cap Equity Fund	163,651,704
		TOTAL INTERNATIONAL EQUITY	1,204,464,685

SHORT-TERM FIXED INCOME—0.3%
1,363,124		TIAA-CREF Short-Term Bond Fund	14,312,805
		TOTAL SHORT-TERM FIXED INCOME	14,312,805

U.S. EQUITY—50.1%
30,835,484		Nuveen Dividend Value Fund	439,714,001
8,432,317		Nuveen Santa Barbara Dividend Growth Fund	397,752,383
23,644,058		TIAA-CREF Growth & Income Fund	400,057,454
19,151,493		TIAA-CREF Large-Cap Growth Fund	445,272,202
9,051,582		TIAA-CREF Large-Cap Growth Index Fund	443,437,019
22,339,312		TIAA-CREF Large-Cap Value Fund	439,190,869
6,335,238		TIAA-CREF Quant Small-Cap Equity Fund	134,307,054
9,576,097		TIAA-CREF Quant Small/Mid-Cap Equity Fund	151,206,564
		TOTAL U.S. EQUITY	2,850,937,546

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,661,750,240
		(Cost $4,828,639,258)

		TOTAL INVESTMENTS—99.5%	5,661,750,240
		(Cost $4,828,639,258)
		OTHER ASSETS & LIABILITIES, NET—0.5%	27,941,848
		NET ASSETS—100.0%	$5,689,692,088

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $209,243,281 or 3.7% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—3.7%
22,974,075	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $244,285,430)	$248,349,746
		TOTAL DIRECT REAL ESTATE	248,349,746

FIXED INCOME—16.0%
50,373,922		TIAA-CREF Core Bond Fund	543,030,879
32,050,696		TIAA-CREF Core Plus Bond Fund	350,634,618
6,702,469		TIAA-CREF Emerging Markets Debt Fund	67,493,866
6,294,244		TIAA-CREF High-Yield Fund	60,110,035
5,618,326		TIAA-CREF International Bond Fund	56,014,713
		TOTAL FIXED INCOME	1,077,284,111

INTERNATIONAL EQUITY—23.7%
6,043,806		Nuveen International Growth Fund	344,738,668
15,490,737		TIAA-CREF Emerging Markets Equity Fund	219,658,655
35,123,407		TIAA-CREF International Equity Fund	474,517,226
18,878,357		TIAA-CREF International Opportunities Fund	344,907,582
19,257,266		TIAA-CREF Quant International Small-Cap Equity Fund	217,607,108
		TOTAL INTERNATIONAL EQUITY	1,601,429,239

U.S. EQUITY—56.2%
40,882,858		Nuveen Dividend Value Fund	582,989,555
11,182,494		Nuveen Santa Barbara Dividend Growth Fund	527,478,237
31,434,393		TIAA-CREF Growth & Income Fund	531,869,938
25,476,038		TIAA-CREF Large-Cap Growth Fund	592,317,879
12,035,624		TIAA-CREF Large-Cap Growth Index Fund	589,625,232
29,676,168		TIAA-CREF Large-Cap Value Fund	583,433,460
8,430,724		TIAA-CREF Quant Small-Cap Equity Fund	178,731,339
12,728,626		TIAA-CREF Quant Small/Mid-Cap Equity Fund	200,985,009
		TOTAL U.S. EQUITY	3,787,430,649

		TOTAL AFFILIATED INVESTMENT COMPANIES	6,714,493,745
		(Cost $5,634,881,505)

		TOTAL INVESTMENTS—99.6%	6,714,493,745
		(Cost $5,634,881,505)
		OTHER ASSETS & LIABILITIES, NET—0.4%	24,927,018
		NET ASSETS—100.0%	$6,739,420,763

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $248,349,746 or 3.7% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—3.7%
14,738,452	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $157,779,240)	$159,322,664
		TOTAL DIRECT REAL ESTATE	159,322,664

FIXED INCOME—7.3%
13,917,189		TIAA-CREF Core Bond Fund	150,027,294
9,326,328		TIAA-CREF Core Plus Bond Fund	102,030,024
2,534,715		TIAA-CREF Emerging Markets Debt Fund	25,524,579
2,078,586		TIAA-CREF High-Yield Fund	19,850,497
1,636,264		TIAA-CREF International Bond Fund	16,313,557
		TOTAL FIXED INCOME	313,745,951

INTERNATIONAL EQUITY—26.3%
4,287,157		Nuveen International Growth Fund	244,539,428
10,976,746		TIAA-CREF Emerging Markets Equity Fund	155,650,257
24,863,536		TIAA-CREF International Equity Fund	335,906,370
13,383,998		TIAA-CREF International Opportunities Fund	244,525,642
13,636,630		TIAA-CREF Quant International Small-Cap Equity Fund	154,093,919
		TOTAL INTERNATIONAL EQUITY	1,134,715,616

U.S. EQUITY—62.3%
29,037,670		Nuveen Dividend Value Fund	414,077,177
7,926,835		Nuveen Santa Barbara Dividend Growth Fund	373,908,812
22,257,047		TIAA-CREF Growth & Income Fund	376,589,236
18,033,958		TIAA-CREF Large-Cap Growth Fund	419,289,517
8,519,496		TIAA-CREF Large-Cap Growth Index Fund	417,370,102
21,041,093		TIAA-CREF Large-Cap Value Fund	413,667,884
5,972,437		TIAA-CREF Quant Small-Cap Equity Fund	126,615,665
9,013,623		TIAA-CREF Quant Small/Mid-Cap Equity Fund	142,325,102
		TOTAL U.S. EQUITY	2,683,843,495

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,291,627,726
		(Cost $3,494,184,025)

		TOTAL INVESTMENTS—99.6%	4,291,627,726
		(Cost $3,494,184,025)
		OTHER ASSETS & LIABILITIES, NET—0.4%	16,131,995
		NET ASSETS—100.0%	$4,307,759,721

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $159,322,664 or 3.7% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—3.7%
10,634,576	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $114,232,435)	$114,959,770
		TOTAL DIRECT REAL ESTATE	114,959,770

FIXED INCOME—5.1%
6,729,201		TIAA-CREF Core Bond Fund	72,540,785
4,738,615		TIAA-CREF Core Plus Bond Fund	51,840,449
1,506,054		TIAA-CREF Emerging Markets Debt Fund	15,165,965
1,144,154		TIAA-CREF High-Yield Fund	10,926,670
827,268		TIAA-CREF International Bond Fund	8,247,857
		TOTAL FIXED INCOME	158,721,726

INTERNATIONAL EQUITY—27.0%
3,161,289		Nuveen International Growth Fund	180,319,919
8,116,170		TIAA-CREF Emerging Markets Equity Fund	115,087,284
18,372,178		TIAA-CREF International Equity Fund	248,208,121
9,880,744		TIAA-CREF International Opportunities Fund	180,521,194
10,072,138		TIAA-CREF Quant International Small-Cap Equity Fund	113,815,156
		TOTAL INTERNATIONAL EQUITY	837,951,674

U.S. EQUITY—63.9%
21,440,573		Nuveen Dividend Value Fund	305,742,578
5,854,761		Nuveen Santa Barbara Dividend Growth Fund	276,169,094
16,428,254		TIAA-CREF Growth & Income Fund	277,966,054
13,353,670		TIAA-CREF Large-Cap Growth Fund	310,472,825
6,287,284		TIAA-CREF Large-Cap Growth Index Fund	308,014,041
15,569,927		TIAA-CREF Large-Cap Value Fund	306,104,770
4,406,759		TIAA-CREF Quant Small-Cap Equity Fund	93,423,294
6,654,716		TIAA-CREF Quant Small/Mid-Cap Equity Fund	105,077,958
		TOTAL U.S. EQUITY	1,982,970,614

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,094,603,784
		(Cost $2,535,766,113)

		TOTAL INVESTMENTS—99.7%	3,094,603,784
		(Cost $2,535,766,113)
		OTHER ASSETS & LIABILITIES, NET—0.3%	10,788,648
		NET ASSETS—100.0%	$3,105,392,432

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $114,959,770 or 3.7% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—3.7%
4,411,081	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $47,827,976)	$47,683,790
		TOTAL DIRECT REAL ESTATE	47,683,790

FIXED INCOME—3.9%
2,025,045		TIAA-CREF Core Bond Fund	21,829,990
1,482,536		TIAA-CREF Core Plus Bond Fund	16,218,941
550,081		TIAA-CREF Emerging Markets Debt Fund	5,539,311
391,017		TIAA-CREF High-Yield Fund	3,734,215
260,271		TIAA-CREF International Bond Fund	2,594,900
		TOTAL FIXED INCOME	49,917,357

INTERNATIONAL EQUITY—27.3%
1,331,776		Nuveen International Growth Fund	75,964,516
3,411,526		TIAA-CREF Emerging Markets Equity Fund	48,375,446
7,722,968		TIAA-CREF International Equity Fund	104,337,298
4,161,923		TIAA-CREF International Opportunities Fund	76,038,339
4,239,609		TIAA-CREF Quant International Small-Cap Equity Fund	47,907,579
		TOTAL INTERNATIONAL EQUITY	352,623,178

U.S. EQUITY—64.7%
9,016,100		Nuveen Dividend Value Fund	128,569,589
2,470,273		Nuveen Santa Barbara Dividend Growth Fund	116,522,759
6,903,419		TIAA-CREF Growth & Income Fund	116,805,850
5,598,957		TIAA-CREF Large-Cap Growth Fund	130,175,761
2,640,818		TIAA-CREF Large-Cap Growth Index Fund	129,373,684
6,539,552		TIAA-CREF Large-Cap Value Fund	128,567,592
1,849,339		TIAA-CREF Quant Small-Cap Equity Fund	39,205,992
2,797,680		TIAA-CREF Quant Small/Mid-Cap Equity Fund	44,175,372
		TOTAL U.S. EQUITY	833,396,599

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,283,620,924
		(Cost $1,081,523,296)

		TOTAL INVESTMENTS—99.6%	1,283,620,924
		(Cost $1,081,523,296)
		OTHER ASSETS & LIABILITIES, NET—0.4%	5,182,489
		NET ASSETS—100.0%	$1,288,803,413

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $47,683,790 or 3.7% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—3.7%
1,145,533	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16-2/25/21; cost $12,511,389)	$12,383,207
		TOTAL DIRECT REAL ESTATE	12,383,207

FIXED INCOME—2.7%
333,649		TIAA-CREF Core Bond Fund	3,596,732
265,314		TIAA-CREF Core Plus Bond Fund	2,902,532
124,014		TIAA-CREF Emerging Markets Debt Fund	1,248,824
80,492		TIAA-CREF High-Yield Fund	768,700
46,548		TIAA-CREF International Bond Fund	464,084
		TOTAL FIXED INCOME	8,980,872

INTERNATIONAL EQUITY—27.7%
351,090		Nuveen International Growth Fund	20,026,152
896,859		TIAA-CREF Emerging Markets Equity Fund	12,717,465
2,032,138		TIAA-CREF International Equity Fund	27,454,179
1,098,451		TIAA-CREF International Opportunities Fund	20,068,705
1,116,153		TIAA-CREF Quant International Small-Cap Equity Fund	12,612,530
		TOTAL INTERNATIONAL EQUITY	92,879,031

U.S. EQUITY—65.6%
2,370,450		Nuveen Dividend Value Fund	33,802,610
651,044		Nuveen Santa Barbara Dividend Growth Fund	30,709,751
1,820,439		TIAA-CREF Growth & Income Fund	30,801,830
1,470,329		TIAA-CREF Large-Cap Growth Fund	34,185,146
697,144		TIAA-CREF Large-Cap Growth Index Fund	34,153,092
1,718,473		TIAA-CREF Large-Cap Value Fund	33,785,174
486,689		TIAA-CREF Quant Small-Cap Equity Fund	10,317,811
735,607		TIAA-CREF Quant Small/Mid-Cap Equity Fund	11,615,227
		TOTAL U.S. EQUITY	219,370,641

		TOTAL AFFILIATED INVESTMENT COMPANIES	333,613,751
		(Cost $288,934,017)

		TOTAL INVESTMENTS—99.7%	333,613,751
		(Cost $288,934,017)
		OTHER ASSETS & LIABILITIES, NET—0.3%	926,365
		NET ASSETS—100.0%	$334,540,116

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $12,383,207 or 3.7% of net assets.
12

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2065 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2065 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.0%[a]

DIRECT REAL ESTATE—3.7%
20,080	[b]	TIAA-CREF Real Property Fund LP (purchased 9/30/20-2/25/21; cost $215,309)	$217,070
		TOTAL DIRECT REAL ESTATE	217,070

FIXED INCOME—1.2%
2,592		TIAA-CREF Core Bond Fund	27,943
2,253		TIAA-CREF Core Plus Bond Fund	24,647
930		TIAA-CREF Emerging Markets Debt Fund	9,360
1,008		TIAA-CREF High-Yield Fund	9,629
373		TIAA-CREF International Bond Fund	3,714
		TOTAL FIXED INCOME	75,293

INTERNATIONAL EQUITY—28.0%
6,216		Nuveen International Growth Fund	354,582
15,804		TIAA-CREF Emerging Markets Equity Fund	224,104
36,159		TIAA-CREF International Equity Fund	488,511
19,429		TIAA-CREF International Opportunities Fund	354,963
19,985		TIAA-CREF Quant International Small-Cap Equity Fund	225,831
		TOTAL INTERNATIONAL EQUITY	1,647,991

U.S. EQUITY—66.1%
42,106		Nuveen Dividend Value Fund	600,437
11,557		Nuveen Santa Barbara Dividend Growth Fund	545,147
32,314		TIAA-CREF Growth & Income Fund	546,745
25,993		TIAA-CREF Large-Cap Growth Fund	604,336
12,385		TIAA-CREF Large-Cap Growth Index Fund	606,736
30,550		TIAA-CREF Large-Cap Value Fund	600,617
8,645		TIAA-CREF Quant Small-Cap Equity Fund	183,284
13,104		TIAA-CREF Quant Small/Mid-Cap Equity Fund	206,909
		TOTAL U.S. EQUITY	3,894,211

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,834,565
		(Cost $5,312,266)

		TOTAL INVESTMENTS—99.0%	5,834,565
		(Cost $5,312,266)
		OTHER ASSETS & LIABILITIES, NET—1.0%	58,985
		NET ASSETS—100.0%	$5,893,550

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 2/28/21, the total value of this security amounted to $217,070 or 3.7% of net assets.
13

TIAA-CREF Lifecycle Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the threetiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.

14

The following table summarizes the market value of the Funds’ investments as of February 28, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$571,879,548	$—	$—	$—	$571,879,548
TIAA-CREF Real Property Fund LP	—	—	—	21,718,472	21,718,472
Total	$571,879,548	$—	$—	$21,718,472	$593,598,020
Lifecycle 2010
Registered investment companies	$1,228,309,748	$—	$—	$—	$1,228,309,748
TIAA-CREF Real Property Fund LP	—	—	—	43,868,287	43,868,287
Total	$1,228,309,748	$—	$—	$43,868,287	$1,272,178,035
Lifecycle 2015
Registered investment companies	$1,757,288,641	$—	$—	$—	$1,757,288,641
TIAA-CREF Real Property Fund LP	—	—	—	66,851,839	66,851,839
Total	$1,757,288,641	$—	$—	$66,851,839	$1,824,140,480
Lifecycle 2020
Registered investment companies	$3,774,354,048	$—	$—	$—	$3,774,354,048
TIAA-CREF Real Property Fund LP	—	—	—	143,768,749	143,768,749
Total	$3,774,354,048	$—	$—	$143,768,749	$3,918,122,797
Lifecycle 2025
Registered investment companies	$5,061,571,649	$—	$—	$—	$5,061,571,649
TIAA-CREF Real Property Fund LP	—	—	—	193,151,074	193,151,074
Total	$5,061,571,649	$—	$—	$193,151,074	$5,254,722,723
Lifecycle 2030
Registered investment companies	$5,336,840,942	$—	$—	$—	$5,336,840,942
TIAA-CREF Real Property Fund LP	—	—	—	204,255,376	204,255,376
Total	$5,336,840,942	$—	$—	$204,255,376	$5,541,096,318
Lifecycle 2035
Registered investment companies	$5,452,506,959	$—	$—	$—	$5,452,506,959
TIAA-CREF Real Property Fund LP	—	—	—	209,243,281	209,243,281
Total	$5,452,506,959	$—	$—	$209,243,281	$5,661,750,240
Lifecycle 2040
Registered investment companies	$6,466,143,999	$—	$—	$—	$6,466,143,999
TIAA-CREF Real Property Fund LP	—	—	—	248,349,746	248,349,746
Total	$6,466,143,999	$—	$—	$248,349,746	$6,714,493,745
Lifecycle 2045
Registered investment companies	$4,132,305,062	$—	$—	$—	$4,132,305,062
TIAA-CREF Real Property Fund LP	—	—	—	159,322,664	159,322,664
Total	$4,132,305,062	$—	$—	$159,322,664	$4,291,627,726
Lifecycle 2050
Registered investment companies	$2,979,644,014	$—	$—	$—	$2,979,644,014
TIAA-CREF Real Property Fund LP	—	—	—	114,959,770	114,959,770
Total	$2,979,644,014	$—	$—	$114,959,770	$3,094,603,784
Lifecycle 2055
Registered investment companies	$1,235,937,134	$—	$—	$—	$1,235,937,134
TIAA-CREF Real Property Fund LP	—	—	—	47,683,790	47,683,790
Total	$1,235,937,134	$—	$—	$47,683,790	$1,283,620,924
15

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle 2060
Registered investment companies	$321,230,544	$—	$—	$—	$321,230,544
TIAA-CREF Real Property Fund LP	—	—	—	12,383,207	12,383,207
Total	$321,230,544	$—	$—	$12,383,207	$333,613,751
Lifecycle 2065
Registered investment companies	$5,617,495	$—	$—	$—	$5,617,495
TIAA-CREF Real Property Fund LP	—	—	—	217,070	217,070
Total	$5,617,495	$—	$—	$217,070	$5,834,565

a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

16

A10998-B (4/21)